Average Annual Total Returns{- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-14 - Fidelity® Total International Equity Fund	Fidelity Total International Equity Fund-Class A Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class A Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Class A Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Total International Equity Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Total International Equity Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Total International Equity Fund-Class M Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class M Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Class M Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class C Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class C Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Class C Return Before Taxes Past 10 years	Fidelity Total International Equity Fund - Class I Return Before Taxes Past 1 year	Fidelity Total International Equity Fund - Class I Return Before Taxes Past 5 years	Fidelity Total International Equity Fund - Class I Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class Z Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class Z Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class Z Return Before Taxes Since Inception		Fidelity Total International Equity Fund-Class Z Return Before Taxes Inception Date	MS112 Past 1 year	MS112 Past 5 years	MS112 Past 10 years
Total	10.94%	9.01%	5.84%	10.50%	8.72%	5.45%	7.05%	7.25%	4.70%	13.26%	9.26%	5.83%	15.72%	9.48%	5.68%	17.96%	10.60%	6.76%	18.05%		12.87%	[1]	Feb. 01, 2017	10.81%	9.11%	5.07%

[1]	(a)Since inception February 1, 2017.